Net deferred tax position - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 10,100	€ 10,500	€ 10,000
Total deferred tax assets for tax loss carryforwards	3,458	3,010	2,729
Unused tax losses for which no deferred tax asset recognised	1,622	2,039	1,203
Deferred tax assets not recognized as future recovery not probable	€ 1,620	€ 2,117	€ 1,261